Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Variable Insurance Trust
Entity Central Index Key	0001537395
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000111397 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust/Dow Jones Dividend& Income Allocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust/Dow Jones Dividend & Income Allocation Portfolio (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTDJDI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTDJDI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	$121	1.18%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 5.30% for the 12 months ended December 31, 2025. The Fund's Class I underperformed its benchmark, which is a blended benchmark consisting of a 50/50 blend of the Russell 3000® Index and the Bloomberg U.S. Corporate Investment-Grade Index, which returned 12.52% for the same Period.
This underperformance was mainly due to the equity holdings in the Fund. The Fund’s equity allocation underperformed the Russell 3000® Index. For the third straight year, equity markets were dominated by large-cap growth stocks, creating a headwind for more value-oriented, dividend-focused strategies. The Fund’s underperformance was largely attributable to its underweight to the outperforming technology industry and overweights to the underperforming industrials and financials industries. Technology was the best-performing industry in 2025, led in part by strong gains in semiconductor stocks.  The Fund lacked exposure to several mega-cap semiconductor companies included in the benchmark, such as NVIDIA Corp. (NVDA), Broadcom Inc. (AVGO), and Advanced Micro Devices Inc. (AMD), which returned 38.92%, 50.65%, and 77.30% respectively, during the Period. The Fund also lacked exposure to other mega-cap technology benchmark holdings, including Alphabet Inc. (GOOGL) and Palantir Technologies Inc. Class A (PLTR), both of which returned more than 60% during the Period. The Fund’s stock selection within the industrials and financials sectors also contributed to relative underperformance over the Period.
The Fund’s fixed income allocation underperformed the Bloomberg U.S. Corporate Investment-Grade Index. The Fund’s allocation to U.S. Treasuries detracted from relative performance, as Treasury securities underperformed corporate bonds during the Period.  Relative to the Bloomberg U.S. Corporate Investment-Grade Index, the primary contributors to the Fund’s performance were its underweight allocation to the Media & Entertainment sector and its overweight allocations to the Healthcare and Aerospace & Defense sectors.  Conversely, the Fund’s security selection within the Technology and Banking sectors were the primary detractors from relative performance. On average, the Fund maintained a duration that was 0.19 years longer than the Bloomberg U.S. Corporate Investment-Grade Index, which modestly detracted from relative performance due to the weaker performance of longer-maturity bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	5.30%	3.98%	6.68%
Blended Benchmark(1)	12.52%	6.51%	8.87%
Bloomberg U.S. Corporate Investment-Grade Index	7.77%	-0.09%	3.27%
Russell 3000® Index	17.15%	13.15%	14.29%
Secondary Blended Benchmark(2)	12.21%	6.27%	8.80%
Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM	7.25%	-0.46%	3.20%
Dow Jones U.S. Total Stock Market IndexSM	17.05%	13.07%	14.21%
(1)	The Blended Benchmark returns are a 50/50 split between the Russell 3000® Index and the Bloomberg U.S. Corporate Investment-Grade Index returns.
(2)	The Secondary Blended Benchmark return is a 50/50 split between the Dow Jones U.S. Total Stock Market IndexSM and the Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM returns.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/VA/FTDJDI for more recent performance information.
Net Assets	$ 752,774,328
Holdings Count | Holding	464
Advisory Fees Paid, Amount	$ 4,905,736
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$752,774,328
Total number of portfolio holdings	464
Total advisory fee paid	$4,905,736
Portfolio turnover rate	67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	51.1%
Corporate Bonds and Notes	43.3%
Foreign Corporate Bonds and Notes	4.2%
Money Market Funds	0.6%
U.S. Government Bonds and Notes	0.3%
Net Other Assets and Liabilities	0.5%
Sector Allocation

C000138651 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi IncomeAllocation Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi Income Allocation Portfolio (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTMII. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTMII
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi Income Allocation Portfolio - Class I	$87(1)	0.84%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.83%.

Expenses Paid, Amount	$ 87	[1]
Expense Ratio, Percent	0.84%	[1],[2]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.83%.
Expenses Excluding Extraordinary Expenses, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 7.71% for the 12 months ended December 31, 2025. The Fund's Class I underperformed its benchmark, a blended benchmark consisting of a 60/40% blend of the Bloomberg U.S. Aggregate Bond Index and the Russell 3000® Index, respectively, which returned 11.32% for the same Period.
The Fund allocates across nine asset classes: dividend-paying stocks, preferred stocks, energy infrastructure companies and master limited partnerships (“MLPs”), real estate investment trusts ("REITs"), high yield or “junk” bonds, floating-rate loans, corporate bonds, mortgage-backed securities and Treasury Inflation Protected Securities.
It was another strong year for risk assets in 2025. Once again technology and technology-related stocks led equities higher as massive artificial intelligence (“AI”)-related capital expenditure spending continued. Stocks were further supported by a resilient economy and easing monetary policy from the Federal Reserve. The dividend-paying stock sleeve led Fund returns for the Period, followed by MLPs. REITs, on the other hand, lagged and were the worst-performing sleeve.
Fixed income delivered its best results since 2020 during the Period, as the Federal Reserve cut interest rates by a cumulative 75 basis points across three meetings. High-yield bonds and mortgage-backed securities led performance during the Period, as tight credit spreads held firm on strong fundamentals and robust demand for income. Preferred stocks generated positive performance during the Period but lagged the broader market, as their longer duration limited gains while long-end yields remained range-bound.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Multi Income Allocation Portfolio - Class I	7.71%	6.11%	5.91%
Broad Blended Benchmark(1)	11.32%	5.04%	7.03%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Russell 3000® Index	17.15%	13.15%	14.29%
Asset Class Blended Benchmark(2)	7.71%	8.42%	6.81%
(1)	The Broad Blended Benchmark returns are split between the Bloomberg U.S. Aggregate Bond Index (60%) and the Russell 3000® Index (40%).
(2)
The Asset Class Blended Benchmark is weighted to include nine indexes: Dow Jones U.S. Select Dividend TM Index (15%), ICE BofA Fixed Rate Preferred Securities Index (8%), Alerian MLP Index (15%), S&P U.S. REIT Index (15%), ICE BofA U.S. High Yield Constrained Index (8%),  Morningstar® LSTA® U.S. Leveraged Loan Index (15%), Bloomberg U.S. Corporate Investment-Grade Index (8%), ICE BofA U.S. MBS Index (8%), and ICE BofA U.S. Inflation-Linked Treasury Index (8%).

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/VA/FTMII for more recent performance information.
Net Assets	$ 15,428,620
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$15,428,620
Total number of portfolio holdings	176
Total advisory fee paid	$0
Portfolio turnover rate	75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Senior Loan ETF	11.9%
First Trust Preferred Securities and Income ETF	9.0%
First Trust Tactical High Yield ETF	8.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
First Trust Intermediate Government Opportunities ETF	4.1%
iShares 7-10 Year Treasury Bond ETF	2.8%
iShares MBS ETF	2.4%
First Trust Limited Duration Investment Grade Corporate ETF	2.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64%	1.6%
Enterprise Products Partners, L.P.	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Senior Loan ETF	11.9%
First Trust Preferred Securities and Income ETF	9.0%
First Trust Tactical High Yield ETF	8.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
First Trust Intermediate Government Opportunities ETF	4.1%
iShares 7-10 Year Treasury Bond ETF	2.8%
iShares MBS ETF	2.4%
First Trust Limited Duration Investment Grade Corporate ETF	2.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64%	1.6%
Enterprise Products Partners, L.P.	1.1%

C000160832 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey WrightTactical Core Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dorsey Wright Tactical Core Portfolio (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTDWTCI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTDWTCI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Tactical Core Portfolio - Class I	$81(1)	0.77%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.76%.

Expenses Paid, Amount	$ 81	[3]
Expense Ratio, Percent	0.77%	[3],[4]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.76%.
Expenses Excluding Extraordinary Expenses, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 9.69% for the 12 months ended December 31, 2025. The Fund's Class I underperformed its benchmark, a blended benchmark consisting of a 60/40 blend of the S&P 500® Index and the Bloomberg U.S. Aggregate Bond Index, which returned 13.70% for the same Period.
This underperformance was driven by negative security selection within the Fund’s equity holdings. The largest detractors among the equity positions were the First Trust NASDAQ-100-Technology Sector Index Fund and the First Trust Consumer Discretionary AlphaDEX® Fund.
Despite these headwinds, the Fund benefited from an overall overweight allocation to equities relative to the blended benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Dorsey Wright Tactical Core Portfolio - Class I	9.69%	5.34%	6.63%
Broad Blended Benchmark(1)	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P 500® Index	17.88%	14.42%	14.82%
(1)	The Broad Blended Benchmark return is split between the Bloomberg U.S. Aggregate Bond Index (40%) and the S&P 500® Index (60%).

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/VA/FTDWTCI for more recent performance information.
Net Assets	$ 54,108,469
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$54,108,469
Total number of portfolio holdings	21
Total advisory fee paid	$0
Portfolio turnover rate	78%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.

Top Ten Holdings

First Trust Large Cap Growth AlphaDEX® Fund	10.8%
First Trust Large Cap Core AlphaDEX® Fund	10.3%
First Trust Mid Cap Growth AlphaDEX® Fund	9.9%
First Trust Dow Jones Internet Index Fund	9.9%
First Trust Indxx Aerospace & Defense ETF	8.8%
First Trust Utilities AlphaDEX® Fund	8.8%
First Trust Financials AlphaDEX® Fund	8.5%
First Trust Nasdaq Semiconductor ETF	7.9%
iShares Core U.S. Aggregate Bond ETF	5.6%
State Street SPDR Bloomberg High Yield Bond ETF	3.2%

Largest Holdings [Text Block]

Top Ten Holdings

First Trust Large Cap Growth AlphaDEX® Fund	10.8%
First Trust Large Cap Core AlphaDEX® Fund	10.3%
First Trust Mid Cap Growth AlphaDEX® Fund	9.9%
First Trust Dow Jones Internet Index Fund	9.9%
First Trust Indxx Aerospace & Defense ETF	8.8%
First Trust Utilities AlphaDEX® Fund	8.8%
First Trust Financials AlphaDEX® Fund	8.5%
First Trust Nasdaq Semiconductor ETF	7.9%
iShares Core U.S. Aggregate Bond ETF	5.6%
State Street SPDR Bloomberg High Yield Bond ETF	3.2%

C000218786 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Capital Strength® Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Capital Strength® Portfolio (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTACSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTACSI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® Portfolio - Class I	$114	1.11%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.10%.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%	[5]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.10%.
Expenses Excluding Extraordinary Expenses, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 5.70% for the 12 months ended December 31, 2025. The Fund's Class I underperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
This underperformance was largely driven by broad factor weakness during the Period. During the Period, both the small size and low volatility factors were among the weakest-performing market factors, which detracted from performance relative to the benchmark. However, value outperformed which slightly mitigated the relative underperformance. The Fund was also hurt by an underweight and poor selection within the information technology sector, particularly being overweight information technology services and underweight semiconductors & semiconductor equipment. This proved to be costly as the prevalence of artificial intelligence increased the demand for chips, while introducing a new risk to technology services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 1, 2020 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	Since Inception (5/01/20)
First Trust Capital Strength® Portfolio - Class I	5.70%	7.07%	10.35%
S&P 500® Index	17.88%	14.42%	18.63%

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/VA/FTACSI for more recent performance information.
Net Assets	$ 189,426,984
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 868,589
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$189,426,984
Total number of portfolio holdings	51
Total advisory fee paid	$868,589
Portfolio turnover rate	116%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Cognizant Technology Solutions Corp., Class A	2.5%
Expeditors International of Washington, Inc.	2.4%
Cummins, Inc.	2.4%
Dover Corp.	2.3%
Ross Stores, Inc.	2.3%
Cisco Systems, Inc.	2.2%
Monster Beverage Corp.	2.1%
Moody's Corp.	2.1%
Johnson & Johnson	2.1%
TJX (The) Cos., Inc.	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Cognizant Technology Solutions Corp., Class A	2.5%
Expeditors International of Washington, Inc.	2.4%
Cummins, Inc.	2.4%
Dover Corp.	2.3%
Ross Stores, Inc.	2.3%
Cisco Systems, Inc.	2.2%
Monster Beverage Corp.	2.1%
Moody's Corp.	2.1%
Johnson & Johnson	2.1%
TJX (The) Cos., Inc.	2.1%

C000218789 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust International Developed Capital Strength® Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust International Developed Capital Strength® Portfolio (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTAIDCSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTAIDCSI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Developed Capital Strength® Portfolio - Class I	$133	1.21%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.20%.

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.21%	[6]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.20%.
Expenses Excluding Extraordinary Expenses, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 19.53% for the 12 months ended December 31, 2025. The Fund's Class I underperformed its benchmark, the MSCI World ex USA Index, which returned 31.85% for the same Period.
This underperformance was largely driven by broad factor weakness during the Period. During the Period, both the small size and low volatility factors were among the weakest-performing market factors, which detracted from performance relative to the benchmark. However, quality outperformed which slightly mitigated the relative underperformance. The Fund was also hurt by poor selection of financials securities, which was the strongest performing sector in the benchmark during the Period. The Fund was also underweight banks, which performed particularly well during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 1, 2020 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	Since Inception (5/01/20)
First Trust International Developed Capital Strength® Portfolio - Class I	19.53%	6.45%	11.57%
MSCI World ex USA Index	31.85%	9.46%	13.88%

Performance Inception Date	May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/VA/FTAIDCSI for more recent performance information.
Net Assets	$ 40,727,720
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 71,391
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$40,727,720
Total number of portfolio holdings	52
Total advisory fee paid	$71,391
Portfolio turnover rate	68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Great-West Lifeco, Inc.	2.3%
Rio Tinto PLC	2.3%
Toronto-Dominion Bank (The)	2.3%
Industria de Diseno Textil S.A.	2.2%
Royal Bank of Canada	2.2%
Prudential PLC	2.2%
Roche Holding AG	2.2%
ITOCHU Corp.	2.2%
Allianz SE	2.1%
GSK PLC	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Great-West Lifeco, Inc.	2.3%
Rio Tinto PLC	2.3%
Toronto-Dominion Bank (The)	2.3%
Industria de Diseno Textil S.A.	2.2%
Royal Bank of Canada	2.2%
Prudential PLC	2.2%
Roche Holding AG	2.2%
ITOCHU Corp.	2.2%
Allianz SE	2.1%
GSK PLC	2.1%

C000241974 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Growth StrengthTM Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Growth StrengthTM Portfolio (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTGSTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTGSTI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Growth StrengthTM Portfolio - Class I	$128	1.21%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.20%.

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.21%	[7]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.20%.
Expenses Excluding Extraordinary Expenses, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned 11.75% for the 12 months ended December 31, 2025. The Fund's Class I underperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
This underperformance was partially due to exposure to the quality, growth, and small size factors. Quality outperformed the benchmark during the Period while growth and small size lagged, which detracted slightly from the Fund’s relative performance. Security selection within the Communication Services sector contributed to relative underperformance, as the Fund was significantly underweight both share classes of Alphabet, Inc. In addition, within the Consumer Discretionary sector, the Fund held an overweight position in the Household Durables industry, which performed poorly during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 16, 2023 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	Since Inception (5/16/23)
First Trust Growth StrengthTM Portfolio - Class I	11.75%	20.62%
S&P 500® Index	17.88%	23.14%

Performance Inception Date	May 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/VA/FTGSTI for more recent performance information.
Net Assets	$ 36,707,978
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 71,294
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$36,707,978
Total number of portfolio holdings	51
Total advisory fee paid	$71,294
Portfolio turnover rate	113%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Eli Lilly & Co.	2.7%
Apollo Global Management, Inc.	2.4%
Schlumberger N.V.	2.4%
Incyte Corp.	2.3%
United Therapeutics Corp.	2.2%
AppLovin Corp., Class A	2.2%
Newmont Corp.	2.2%
Monster Beverage Corp.	2.2%
Caterpillar, Inc.	2.2%
Moody's Corp.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Eli Lilly & Co.	2.7%
Apollo Global Management, Inc.	2.4%
Schlumberger N.V.	2.4%
Incyte Corp.	2.3%
United Therapeutics Corp.	2.2%
AppLovin Corp., Class A	2.2%
Newmont Corp.	2.2%
Monster Beverage Corp.	2.2%
Caterpillar, Inc.	2.2%
Moody's Corp.	2.2%

C000241976 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Capital Strength® Hedged Equity Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Capital Strength® Hedged Equity Portfolio (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/VA/FTCSHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/VA/FTCSHI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Capital Strength® Hedged Equity Portfolio - Class I	$125	1.26%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.25%.

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.26%	[8]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.25%.
Expenses Excluding Extraordinary Expenses, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund's Class I returned -2.26% for the 12 months ended December 31, 2025. The Fund's Class I underperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
This underperformance was largely driven by broad factor weakness during the Period. During the Period, both the small size and low volatility factors were among the weakest-performing market factors, which detracted from performance relative to the benchmark. However, value outperformed which slightly mitigated the relative underperformance. The Fund was also hurt by an underweight and poor selection within the information technology sector, particularly being overweight information technology services and underweight semiconductors & semiconductor equipment. This proved to be costly as the prevalence of artificial intelligence increased the demand for chips, while introducing a new risk to technology services. The Fund was also negatively impacted by its put spread and short call options strategy. Given the benchmark’s strong positive returns in 2025, this options strategy detracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 14, 2023 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	Since Inception (8/14/23)
First Trust Capital Strength® Hedged Equity Portfolio - Class I	-2.26%	-0.71%
S&P 500® Index	17.88%	21.05%

Performance Inception Date	Aug. 14, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/VA/FTCSHI for more recent performance information.
Net Assets	$ 15,261,252
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$15,261,252
Total number of portfolio holdings	56
Total advisory fee paid	$0
Portfolio turnover rate	136%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.6%
Put Options Purchased	0.1%
Call Options Written	(0.3)%
Put Options Written	(0.0)%
Net Other Assets and Liabilities	0.6%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

[1]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[2]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.83%.
[3]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[4]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.76%.
[5]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.10%.
[6]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.20%.
[7]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.20%.
[8]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.25%.